STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Total Equity
Stockholders' Equity at May. 31, 2007			$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at May. 31, 2007			0	0	0	0
Stock Issued During Period to Directors, Value, New Issues			40,000	(35,000)	0	5,000
Stock Issued During Period to Directors, Shares, New Issues			400,000,000
Stock Issued During Period, Value, New Issues			11,042	44,166	0	55,208
Stock Issued During Period, Shares, New Issues			110,416,000
Net Income (Loss)			0	0	(85)	(85)
Stockholders' Equity at May. 31, 2008			51,042	9,166	(85)	60,123
Shares, Outstanding at May. 31, 2008	[1]		510,416,000
Net Income (Loss)			0	0	(50,170)	(50,170)
Stockholders' Equity at May. 31, 2009			51,042	9,166	(50,255)	9,953
Shares, Outstanding at May. 31, 2009	[1]		510,416,000
Net Income (Loss)			0	0	(50,744)	(50,744)
Stockholders' Equity at May. 31, 2010			51,042	9,166	(100,999)	(40,791)
Shares, Outstanding at May. 31, 2010	[1]		510,416,000
Stock Issued During Period to Directors, Value, New Issues			8	9,243	0	9,250
Stock Issued During Period to Directors, Shares, New Issues			75,000
For purchase of Accounts Receivable, value			126	62,824	0	62,950
For purchase of Accounts Receivable, shares			1,259,000
Stock Issued During Period, Value, New Issues			74	36,976	0	37,050
Stock Issued During Period, Shares, New Issues			741,000
Common stock issued to Consultant, Value, New Issues			1	1,099	0	1,100
Common stock issued to Consultant, Shares, New Issues			10,000
Stock Repurchased and Retired During Period, Value			(20,000)	(105,000)	0	(125,000)
Stock Repurchased and Retired During Period, Shares			(200,000,000)
Net Income (Loss)			0	0	(614,592)	(614,592)
Stockholders' Equity at May. 31, 2011			31,250	14,308	(715,592)	(670,034)
Shares, Outstanding at May. 31, 2011	[1]		312,501,000
Stock Issued During Period to Directors, Value, New Issues			14	7,373	0	7,387
Stock Issued During Period to Directors, Shares, New Issues			142,500
Common stock issued to Consultant, Value, New Issues			1,800	898,200	0	900,000
Common stock issued to Consultant, Shares, New Issues			18,000,000
Net Income (Loss)			0	0	(985,517.00)	(985,517)
Stockholders' Equity at May. 31, 2012			33,064	919,881	(1,701,108)	(748,164)
Shares, Outstanding at May. 31, 2012	[1]		330,643,500
Stock Issued During Period to Directors, Value, New Issues			21	5,409	0	5,430
Stock Issued During Period to Directors, Shares, New Issues			211,129
Stock Issued During Period for Assets, Value, New Issues			1,170	583,830	0	585,000
Stock Issued During Period for Assets, Shares, New Issues			11,700,000
Common stock issued to Consultant, Value, New Issues			4,028	1,845,972	0	1,850,000
Common stock issued to Consultant, Shares, New Issues			40,281,633
Common stock issued to Lender, Value, New Issues			117	11,369	0	11,486
Common stock issued to Lender, Shares, New Issues			1,165,839
Common stock issued due to CPN, Value, New Issues			1,946	28,675	0	30,622.00
Common stock issued due to CPN, Shares, New Issues			19,458,139
Common stock cancelled to Consultant, Value, New Issues			(1,800)	(898,200)	0	(900,000)
Common stock cancelled to Consultant, Shares, New Issues			(18,000,000)
Discount on CPN's			0	379,486	0	379,486
Net Income (Loss)			0	0	(1,752,791)	(1,752,791)
Stockholders' Equity at May. 31, 2013			38,546	2,876,422	(3,453,899)	(538,931)
Shares, Outstanding at May. 31, 2013	[1]		385,460,240
Common stock issued to Lender, Value, New Issues			136	1,364	0	1,500
Common stock issued to Lender, Shares, New Issues			1,363,636
Common stock issued due to CPN, Value, New Issues			12,831	101,519	0	114,350
Common stock issued due to CPN, Shares, New Issues			128,305,789
Discount on CPN's			55,109	55,109
Net Income (Loss)			(438,927)	(438,927)
Stockholders' Equity at Aug. 31, 2013			51,513	3,034,414	(3,892,826)	(806,899)
Shares, Outstanding at Aug. 31, 2013	[1]		515,129,665
Stock Issued During Period to Directors, Value, New Issues			9	105	0	114
Stock Issued During Period to Directors, Shares, New Issues			90,000
Common stock issued to Lender, Value, New Issues			1,401	4,516	0	5,917
Common stock issued to Lender, Shares, New Issues			14,008,836
Common stock issued due to CPN, Value, New Issues			41,814	58,416	0	100,230
Common stock issued due to CPN, Shares, New Issues			418,145,389
Common stock cancelled to Consultant, Value, New Issues			(2,000)	(998,000)	0	(1,000,000)
Common stock cancelled to Consultant, Shares, New Issues	[2]		(20,000,000)
Discount on CPN's			67,609	67,609
Net Income (Loss)		231,743	231,743	231,743
Stockholders' Equity at Nov. 30, 2013			$ 92,737	$ 2,167,060	$ (3,661,083)	$ (1,401,285)
Shares, Outstanding at Nov. 30, 2013	[1]		927,373,890

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010
[2]	Note 2 - Refer to NOTE 3 of the Notes to Financial Statements